Investment property - Summary of future minimum fixed rental income (Detail) - Investment property [member] - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 948,787	S/ 1,072,678
Upto 1 year [Member]
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	73,351	72,831
After 1 year but not more than 5 years
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	221,826	249,668
From 5 years onwards [member]
Disclosure of detailed information about investment property [line items]
Future minimum fixed rental income	S/ 653,610	S/ 750,179